COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 9: -     COMMITMENTS AND CONTINGENT LIABILITIES

a.	Restricted cash:

As of December 31, 2011, restricted cash was primarily attributed to a bank guarantee to the landlord of the Israeli property. As of December 31, 2010, the Company did not have any restricted cash.

b.	The facilities of the Company are rented under operating leases. Aggregate minimum rental commitments under the non-cancelable rent agreements as of December 31, 2011, are as follows:

2012	$543
2013	323

Total	$866

Total rent expenses for the years ended December 31, 2011, 2010 and 2009 were $ 630, $ 565 and $ 566, respectively.

c.	The Company leases its motor vehicles under cancelable operating lease agreements. The minimum payment under these operating leases, upon cancellation of these lease agreements was $ 5 as of December 31, 2011.

Lease expenses for motor vehicles for the years ended December 31, 2011, 2010 and 2009, were $ 152, $ 139 and $ 140, respectively

d.	As of December 31, 2011 and 2010, the Company provided a bank guarantee for the fulfillment of its lease commitments in the amount of approximately $ 140 and $ 139, respectively.

e.	In May 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for diagnostic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $ 960, of which $ 720 will be paid after December 31, 2011. During the years ended December, 31, 2011, 2010 and 2009, the Company paid fees in the amount of $ 47, $ 47 and $ 47, respectively, to the third party. The Company recorded the payments as research and development expenses.

f.	In June 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company licensed from this third party the rights to its proprietary microRNAs for diagnostic purposes. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenue from any sublicense. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $ 504, of which $ 426 will be paid after December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the Company paid fees in the amount of $ 39, $ 27 and $ 13, respectively, to the third party. The Company recorded the payments as research and development expenses.

g.	In August 2006, the Company signed a royalty-bearing, exclusive, worldwide license agreement with a third party. Under this agreement, the Company has exclusively licensed from this third party the rights to its proprietary microRNAs for all fields and applications including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay minimum annual royalties, royalties based on net sales and a percentage of the Company's revenues from any sublicense. This agreement was amended and restated in August 2011 and is now on a non-exclusive basis. For the amendment, the Company paid an amendment fee. The Company estimates that until 2032 the aggregate minimum royalties over the term of this agreement should be approximately $ 320, of which $ 210 will be paid after December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the Company paid fees in the amount of $ 12, $ 59 and $ 25, respectively to the third party. The Company recorded the payments as research and development expenses.

h.	In December 2006, the Company signed a royalty-bearing, non-exclusive, worldwide license agreement with a third party. Under this agreement the Company licensed from the third party its proprietary microRNAs for research purposes. In consideration for this license the Company will pay an initiation fee and will be required to pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicenses.The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $ 310, of which $ 213 will be paid after December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the Company paid fees in the amount of $ 21, $ 22 and $ 19, respectively under this agreement. The Company recorded the payments as research and development expenses.

i.	In May 2007, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company has licensed from this third party the rights to its proprietary microRNAs for therapeutic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, payments based on milestones and royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate maintenance fees over the term of this agreement should be approximately $ 690, of which $ 540 will be paid after December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the Company paid fees in the amount of $ 35, $35 and $ 35, respectively, to the third party. The Company recorded the payments as research and development expenses.

j.	In January 2008, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for research purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company EEestimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $ 440, of which $ 360 will be paid after December 31, 2011. During the years ended December, 31, 2011, 2010 and 2009, the Company paid fees in the amount of $ 24, $24 and $ 24, respectively, to the third party. During the year ended December, 31, 2008, the Company paid initiation fees in the amount of $ 40, to the third party. The Company recorded the payments as research and development expenses.

k.	In June 2011 the Company entered into an agreement with PACE claims services, LLC, a wholly owned subsidiary of Navigant Inc.("PACE"), according to which, PACE will provide the Company exclusive educational and marketing services to defendants involved in lawsuits relating to malignant pleural mesothelioma and asbestos exposure, provided the exclusivity does not apply to the Company‘s marketing efforts and to any marketing efforts of the Company’s distributors offering the Company’s tests outside of the United States of America. According to this agreement, PACE will be entitled to certain remuneration derived from actual sales to defendants in these lawsuits.

l.	Under the BIRD royalty-bearing program, the Company is not obligated to repay any amounts received from BIRD if the development work being carried out by the Company does not continue beyond the investigational new drug ("IND") stage. If the development work which is being carried out by the Company continues beyond the IND stage, the Company is required to repay BIRD 100% of the grant that the Company received provided that the repayment to BIRD is made within the first year following project completion. For every year that the Company does not make these repayments, the amount to be repaid incrementally increases up to 150% in the fifth year following project completion. All amounts to be repaid to BIRD are linked to the U.S. Consumer Price Index.

As of December 31, 2011, the Company had received $ 500 from BIRD, which was offset against research and development expenses. As of December 31, 2011, no liability was recorded since the Company did not reach technological feasibility for this project.

m.	Settlement Agreement with Prometheus:

1.	On May 10, 2010, Prometheus Laboratories Inc. ("Prometheus") initiated arbitration proceedings under the License Agreement, dated April 10, 2009, by and between the Company and Prometheus ("the License Agreement") in the International Court of Arbitration to resolve a dispute relating to the scope and funding of the development plan for the development program set forth in the License Agreement ("the Arbitration Proceeding"). On May 12, 2010, the Company delivered a notice of material breach of the License Agreement to Prometheus, alleging that Prometheus failed to comply with its obligations under the License Agreement (i) to fund and implement the development program; and (ii) to use commercially reasonable efforts to commercialize the three diagnostic tests licensed to Prometheus pursuant to the License Agreement.

2.	In response, on May 12, 2010, Prometheus issued a notice to the Company alleging that the Company had made material misrepresentations in connection with the Stock Purchase Agreement, dated April 10, 2009, between the Company and Prometheus and demanding rescission of the securities purchased by Prometheus under the Stock Purchase Agreement ("the Rescission Demand").

3.	On June 28, 2010, the Company responded to Prometheus' arbitration demand and filed its counterclaims in the Arbitration Proceeding, alleging the same material breaches set forth in its May 12, 2010 notice of material breach. In its counterclaim, the Company requested that the arbitral tribunal declare the License Agreement to be terminated or rescinded on the grounds of Prometheus' material breaches, and further requested that the tribunal award money damages to the Company, in an amount to be determined in the Arbitration Proceeding.

That same day, the Company also sent a termination notice to Prometheus, confirming that if Prometheus failed to cure its material breaches, the Company would deem the License Agreement as terminated on and as of July 12, 2010. On July 1, 2010, the Company and Prometheus entered into a standstill agreement, deferring the effectiveness of the Company's termination of the License Agreement.

On November 22, 2010, the Company and Prometheus entered into a Settlement Agreement and mutual release ("the Settlement Agreement") to resolve these disputes, including all claims relating to the Arbitration Proceeding.

Under the Settlement Agreement, the License Agreement and the Services Agreement have been terminated and the Purchase Agreement has been amended such that, among other things, Prometheus' information rights, pre-emptive rights and board observer rights have been terminated.

In consideration of the termination of the licenses and the return of the commercialization rights under the License Agreement, the Company has agreed to pay Prometheus $ 3,100 as follows: (a) $ 1,200 is to be paid on December 2, 2010, (b) $ 500 is to be paid on or before February 28, 2011, (c) $ 650 is to be paid on or before November 22, 2011, and (d) $ 750 is to be paid on or before May 22, 2012.  The Company has granted Prometheus a non-interest bearing note with respect to the $ 500 payment due on or before February 28, 2011 and a note bearing interest at 12% per year with respect to the $ 650 payment due on or before November, 22, 2011 and the $ 750 payment due on or before May 22, 2012.

The Company and Prometheus have agreed to mutually release and discharge all claims which were made or could have been made in the arbitration, under the License Agreement, the Services Agreement and the Purchase Agreement, up to the date of the Settlement Agreement, and have agreed to dismiss the arbitration with prejudice within two business days of the date the initial $ 1,200 payment is received by Prometheus. The Company paid the initial $ 1,200 payment in December 2010 and, therefore, as of December 31, 2010, all claims have been released.

In 2010, as a result of the Settlement Agreement, the Company reversed the $ 1,700, which had been classified in previous periods as deferred revenues, due to Prometheus' past payments to the Company and has released the restricted cash recorded for the Development Fund which amounted to $ 729 and recognized the accrued expenses recorded for this Development Fund in its statements of operations (see Note 1g). As of December 31, 2010, the accrued expenses for these future payments amounted to a total of $ 1,862, of which an amount of $ 727 was classified to long-term accrued expenses and $ 1,135 was classified to short-term accrued expenses. In addition, as of December 31, 2010 the Company has recorded a liability for settlement arrangement for its future payment obligations to Prometheus according to their fair values. The fair value of the payments due to Prometheus as of November 22, 2010, net of the $ 1,700 deferred revenues and the Development Fund recognized, amounted to $ 554 and was recorded as other operating expenses. In 2010, the Company recorded an amount of $ 79 as financial expenses relating to the settlement agreement

In 2011, the Company paid the $500 payment due on or before February 2011 in a timely manner. On November 22, 2011, the Company defaulted on $650 payment due to Prometheus according to the Settlement Agreement, but cured the default by paying $650 principal payment, plus accrued and unpaid interest on December 1, 2011. As of December 31, 2011, the accrued expenses for the future payment amounted to a total of $ 791, of which is classified to short-term. In 2011, the Company recorded an amount of $ 251 as financial expenses relating to the settlement agreement.

n.	Rimonim Consortium:

In January 2011, the Company joined the Rimonim Consortium, which is supported by the Office of the Chief Scientist of Israel's Ministry of Industry, Trade and Labor ("the OCS"), of the State of Israel, or the OCS. The purpose of the consortium is to develop RNAi-based therapeutics. As of December 31, 2011 the Company received total grants of $190 from the OCS for its development under the consortium.